Restructuring Charges and Asset Impairments - Additional Information (Detail) (JPY ¥)	12 Months Ended					12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2012 Employee termination benefits	Mar. 31, 2011 Employee termination benefits	Mar. 31, 2010 Employee termination benefits	Mar. 31, 2012 Other associated costs	Mar. 31, 2011 Other associated costs	Mar. 31, 2010 Other associated costs	Mar. 31, 2012 Consumer Products & Services	Mar. 31, 2011 Consumer Products & Services	Mar. 31, 2010 Consumer Products & Services	Mar. 31, 2012 Consumer Products & Services Retirement Plan	Mar. 31, 2011 Consumer Products & Services Retirement Plan	Mar. 31, 2010 Consumer Products & Services Retirement Plan	Mar. 31, 2010 Consumer Products & Services Business Realignments	Mar. 31, 2011 Consumer Products & Services Sales and Transfers of Manufacturing Operation	Mar. 31, 2012 Consumer Products & Services LCD Television Assets Group	Mar. 31, 2010 Consumer Products & Services LCD Television Assets Group	Mar. 31, 2012 Consumer Products & Services Network Business Assets Group	Mar. 31, 2012 Professional, Device & Solutions	Mar. 31, 2011 Professional, Device & Solutions	Mar. 31, 2010 Professional, Device & Solutions	Mar. 31, 2010 Professional, Device & Solutions OLED Business	Mar. 31, 2012 Professional, Device & Solutions Small- and Medium-Sized TFT LCD Business	Mar. 31, 2010 Professional, Device & Solutions Small- and Medium-Sized TFT LCD Business	Mar. 31, 2012 Professional, Device & Solutions Retirement Plan	Mar. 31, 2011 Professional, Device & Solutions Retirement Plan	Mar. 31, 2010 Professional, Device & Solutions Retirement Plan	Mar. 31, 2010 Professional, Device & Solutions Business Realignments	Mar. 31, 2012 Financial Services	Mar. 31, 2011 Financial Services	Mar. 31, 2010 Financial Services	Mar. 31, 2011 Financial Services Financial services expenses	Mar. 31, 2010 Financial Services Financial services expenses	Mar. 31, 2011 Financial Services Other operating (income) expense, net	Mar. 31, 2010 Financial Services Other operating (income) expense, net	Mar. 31, 2012 All Other and Corporate	Mar. 31, 2011 All Other and Corporate	Mar. 31, 2010 All Other and Corporate	Mar. 31, 2010 All Other and Corporate Business Realignments	Mar. 31, 2010 All Other and Corporate Lease Termination	Mar. 31, 2010 Corporate Organizational Restructuring
Restructuring and Impairment Costs [Line Items]
Restructuring costs	¥ 52,645,000,000	¥ 62,318,000,000	¥ 116,472,000,000			¥ 25,453,000,000	¥ 38,264,000,000	¥ 65,133,000,000	¥ 6,764,000,000	¥ 15,760,000,000	¥ 19,411,000,000	¥ 8,972,000,000	¥ 25,532,000,000	¥ 31,255,000,000									¥ 25,645,000,000	¥ 19,507,000,000	¥ 41,067,000,000								¥ 1,822,000,000	¥ 5,010,000,000	¥ 5,078,000,000					¥ 8,686,000,000	¥ 6,885,000,000	¥ 28,242,000,000
Anticipation of restructuring charges	75,000,000,000
Non-cash charges related to depreciation associated with restructured assets recorded in cost of sales	2,115,000,000	4,751,000,000	7,851,000,000															4,823,000,000														799,000,000											553,000,000
Restructuring charges related to employee termination benefits															8,134,000,000	14,035,000,000	20,189,000,000	3,586,000,000											6,925,000,000	14,073,000,000	23,002,000,000	5,273,000,000											4,900,000,000		5,897,000,000
Restructuring charges																		7,132,000,000	11,583,000,000													6,087,000,000				3,371,000,000	3,718,000,000	1,639,000,000	1,360,000,000				6,041,000,000	6,495,000,000
Losses on disposal or impairment of assets																		3,261,000,000		16,700,000,000	27,100,000,000	12,601,000,000				5,265,000,000		7,832,000,000				455,000,000											862,000,000
Impairment of assets to be disposed																											19,187,000,000
Percentage of ownership in equity investees				50.00%	50.00%
Sony Ericsson acquisition	¥ 10,979,000,000					¥ 8,789,000,000			¥ 2,190,000,000